Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption	7,767,159	7,500,000
Common stock subject to possible redemption per share (in Dollars per share)	$ 10.1	$ 10.1
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	320,272	320,272
Common stock, shares outstanding	320,272	320,272
Class A Common Stock | Previously Reported
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		200,000,000
Common stock, shares issued		317,600
Common stock, shares outstanding		317,600
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	1,941,790	2,156,250
Common stock, shares outstanding	1,941,790	2,156,250